Corporate Information	6 Months Ended
Feb. 28, 2019
Corporate Information [Abstract]
Corporate Information

1 CORPORATE INFORMATION

Shaw Communications Inc. (the “Company”) is a diversified Canadian connectivity company whose core operating business is providing: Cable telecommunications, Satellite video services and data networking to residential customers, businesses and public-sector entities (“Wireline”); and wireless services for voice and data communications (“Wireless”). The Company’s shares are listed on the Toronto Stock Exchange (“TSX”), TSX Venture Exchange (“TSXV”) and New York Stock Exchange (“NYSE”) (Symbol: TSX - SJR.B, SJR.PR.A, SJR.PR.B, NYSE - SJR, and TSXV - SJR.A).